Shareholders Equity	6 Months Ended
Mar. 31, 2026
Shareholders Equity
Shareholders' Equity

Note 15 — Shareholders’ equity

Ordinary shares

Farmmi, Inc. (the “Company”) convened its extraordinary general meeting of shareholders on December 5, 2025, and passed special resolutions that

1.	The authorized shares, and the issued and outstanding shares, of the Company be reclassified and redesignated into Class A Ordinary Shares and Class B Ordinary Shares (the “Redesignation”);

2.	The Fourth Amended and Restated Memorandum and Articles of Associations of the Company be adopted (the “Amended and Restated Memorandum and Articles”);

3.

The authorized share capital of the Company be amended from (i) US$12,000,000,000 divided into 5,000,000,000 Ordinary Shares of US$2.40 nominal or par value each, to (ii) US$12,000,000,000 divided into 4,500,000,000 Class A Ordinary Shares of US$2.40 nominal or par value each with one vote per share (the “Class A Ordinary Shares”), and 500,000,000 Class B Ordinary Shares of US$2.40 nominal or par value each with fifty votes per share (the “Class B Ordinary Shares”), by the redesignation of 4,500,000,000 Ordinary Shares into 4,500,000,000 Class A Shares of US$2.40 nominal or par value each, and the redesignation of 500,000,000 Ordinary Shares into 500,000,000 Class B Shares with a nominal or par value of US$2.40 each.

The terms of, and rights attaching to the Class A Ordinary Shares and the Class B Ordinary Shares will be materially identical to the existing Ordinary Shares of par value US$2.40 each in the capital of the Company save that the Class B Ordinary Shares: (i) shall have 50 times the voting rights per share of Class A Ordinary Shares, and (ii) shall be convertible into Class A Ordinary Shares, as provided in the Fourth Amended and Restated Memorandum and Articles of Association.

4.	Simultaneously with the Redesignation, the Ordinary Shares in the Company issued and outstanding be redesignated as follows:

-

all the existing authorized and issued Ordinary Shares of the Company be redesignated as Class A Ordinary Shares save for 3,873 Ordinary Shares issued and currently registered in the name of Farmnet Limited; and

-	the 3,873 Ordinary Shares held by Farmnet Limited be redesignated as 3,873 Class B Ordinary Shares.

The Company convened an extraordinary general meeting of shareholders on February 24, 2026, and passed a special resolution that, subject to and conditional upon compliance at all times with the Companies Act of the Cayman Islands (Revised) in respect of the Capital Reduction, the authorized share capital of the Company be reduced from (i) US$12,000,000,000 divided into 4,500,000,000 Class A Ordinary Shares of US$2.40 nominal or par value each, and 500,000,000 Class B Ordinary Shares of US$2.40 nominal or par value each, to (ii) US$50 divided into 4,500,000,000 Class A Ordinary Shares of US$0.00000001 nominal or par value each, and 500,000,000 Class B Ordinary Shares of US$0.00000001 nominal or par value each, by the reduction of the par value of each Class A share and each Class B share by US$2.39999999 (the “Capital Reduction”).

The Capital Reduction has taken effect following the registration of the Special Resolution with the Cayman Islands Registrar of Companies on February 24, 2026.

For the six months ended March 31, 2026, 8,333,334 ordinary shares were issued on November 22, 2025 in connection with exercise of warrant C and the redesignation of 1,791 Class A ordinary shares as 1,791 Class B ordinary shares. In connection with the exercise of warrant C, the Company received $2,000,000 in March 2026, and the remaining $18,000,002 was received in June 2026. In connection with the redesignation of Class A ordinary shares as Class B ordinary shares, an additional 2,082 Class A ordinary shares was redesignated as 2,082 Class B ordinary shares on April 22, 2026.

For the six months ended March 31, 2025, 100,182 ordinary shares were issued for the redemption of $338,009 promissory notes and 325,825 ordinary shares were issued for the exercise of $781,980 warrants.

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”).

Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of March 31, 2026 and September 30, 2025, the balance of the required statutory reserves was $0.7 million and $0.7 million, respectively.

Warrants

2024 warrants - Series A

On August 22, 2024, Farmmi and certain institutional purchasers entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such purchasers an aggregate of 3,433,167 ordinary shares, par value $0.20 per share, in a registered direct offering and Series A warrants to purchase up to 3,433,167 Ordinary Shares in a concurrent private placement for gross proceeds of approximately $1.03 million before deducting the placement agent’s fees and other estimated offering expenses. In connection with this offering, on August 26, 2024, 3,433,167 warrants were issued with an exercise price of $0.75, exercisable immediately, which expire five years after their issuance date on August 26, 2024 (i.e., August 25, 2029). On December 6, 2024, the warrant was adjusted to an exercise price of $0.20 (or $2.40 after adjusted for the effect of the reverse share split) and, correspondingly, the number of warrants adjusted to 12,874,377 (or 1,072,865 after adjusted for the effect of the reverse share split). As of September 30, 2025, 325,825 warrants were exercised for proceeds of $781,980. As of September 30, 2024, no warrant was exercised. As of March 31, 2026 and September 30, 2025, 747,040 and 747,040 warrants, respectively, were outstanding, out-of-money and antidilutive.

2025 warrants - Series C

On August 4, 2025, the Company entered into a definitive securities purchase agreement, (the "Purchase Agreement") with certain accredited investors (“Selling Shareholders”), pursuant to which the Company offered to sell to the Selling Shareholders an aggregate of 4,166,667 Ordinary Shares, par value $2.4 per share, of the Company and Series C warrants to purchase up to 8,333,334 Ordinary Shares in a private placement for gross proceeds of $10.0 million (the “August 2025 PIPE”). The Offering closed on August 6, 2025. The Warrants are exercisable immediately following issuance at an initial exercise price of $2.40 per ordinary share and expire 3 years from the date of issuance. The exercise price and the number of ordinary shares issuable upon the exercise of the Warrants, or the Warrant Shares, are subject to adjustment upon the occurrence of certain events, including stock dividends or share splits, business combination, other recapitalization transactions or similar transactions. Upon such reset of the exercise price, the number of Warrant Shares will be proportionately increased such that the aggregate exercise price payable for the adjusted number of Warrant Shares will be the same as the aggregate exercise price on the date of issuance for the Warrant Shares then outstanding. In addition, subject to the rules and regulations of the Principal Market, the Company may at any time during the term of this Warrant, subject to the prior written consent of the Holder, reduce the then current Exercise Price to any amount and for any period of time deemed appropriate by the board of directors of the Company. For the six months ended March 31, 2026, 8,333,334 ordinary shares were issued on November 22, 2025 in connection with exercise of warrant C and, as of March 31, 2026, nil Series C warrant was outstanding.

The following tables summarize the warrants issued, outstanding, and expired as of and for the six months ended March 31, 2026 and for the year ended September 30, 2025.

		Exercised
	Warrants	price
Warrants outstanding, as of September 30, 2024	1,072,865	$2.40
Issued	8,333,334	$2.40
Exercised	(325,825)	$2.40
Expired	-	-
Warrants outstanding, as of September 30, 2025	9,080,374	$2.40
Issued	-	-
Exercised	(8,333,334)	$2.40
Expired	-	-
Warrants outstanding, as of March 31, 2026	747,040	$2.40
Warrants exercisable, as of March 31, 2026	747,040	$2.40

			Remaining
	Warrant	Exercise	contractual
Warrants Outstanding	exercisable	price	life
2024 warrants -Series A	747,040	$2.40	3.4 years